Document and Entity Information	Apr. 06, 2021
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Apr. 06, 2021
Entity File Number	000-24389
Entity Registrant Name	OneSpan Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	36-4169320
Entity Address, Address Line One	121 West Wacker Drive
Entity Address, Adress Line Two	Suite 2050
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60601
City Area Code	312
Local Phone Number	766-4001
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares
Trading Symbol	OSPN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001044777
Amendment Flag	false
Current Fiscal Year End Date	--12-31